Organization, Basis of Presentation and Nature of Operations (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Shares Exchange Agreement Outstanding Shares	37,455,000
Share Exchange Agreement Shares Purchased	1,012,353
Share Exchange Agreement Amount Of Purchase For Shares (in Dollars)	$ 335,000
Share Exchange Agreement Assets Assumed	83,309
Adjustments To Additional Paid In Capital Recapitalization Of Equity	$ 251,691
Share Exchange Agreement Shares Issued	2,030,870
Sale Of Stock Percentage Of Ownership After Transaction	97.00%